CONTRACT BALANCES	12 Months Ended
Dec. 31, 2025
CONTRACT BALANCES
CONTRACT BALANCES

5     CONTRACT BALANCES

Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025

Accounts receivable	3,048,182	2,492,387
Less: allowance for credit losses	(26,226)	(25,029)

Accounts receivable, net	3,021,956	2,467,358

Accounts receivable of RMB2,383,419 and RMB1,285,163 was pledged as security for bank loans (Note 11) as of December 31, 2024 and 2025, respectively. Accounts receivable of RMB133,788 and RMB89,166 was pledged as security for finance lease and other financing obligations (Note 14) as of December 31, 2024 and 2025, respectively.

The following table presents the movement of the allowance for credit losses:

	Years ended December 31,
	2023	2024	2025

Balance at the beginning of the year	20,728	39,221	26,226
Allowance made (reversal of allowance) during the year	18,294	(13,173)	(989)
Foreign exchange impact	199	178	(208)

Balance at the end of the year	39,221	26,226	25,029

Deferred Revenue

The opening and closing balances of the Company’s deferred revenue, including current and non-current portion, are as following:

Deferred revenue

Beginning balance as of January 1,2025	141,844
Increase	23,971

Closing balance as of December 31, 2025	165,815

The difference between the opening and closing balances of the Company’s deferred revenue primarily results from the timing difference between the satisfaction of the Company’s performance obligation and the customer’s payment. As of December 31, 2024 and 2025, the deferred revenue expected to be recognized as revenue after one year amounted to RMB50,869 and RMB51,983, respectively, were recorded in other long-term liabilities in the consolidated balance sheet. The amounts of revenue recognized during the years ended December 31, 2023, 2024 and 2025 from the opening deferred revenue balance was RMB161,391, RMB144,983 and RMB86,483, respectively.

Remaining performance obligations

The Company enters into certain usage-based contracts for colocation and managed services in which revenues are based on the agreed usage-based fees as the actual services are rendered throughout the contract term. The Company elected to apply the practical expedient under ASC606-10-50-14(b) that allows the Company not to disclose the remaining performance obligations for variable considerations, which are charged based on the agreed unit price and number of racks in usage, in connection with these contracts with remaining durations ranging from 1 year to 8 years.

As of December 31, 2025, the revenues, excluding any variable considerations, expected to be recognized in future periods related to remaining performance obligations that are unsatisfied were as follows:

Revenue expected to be recognized	RMB

Within 1 year	1,206,233
After 1 year but within 2 years	867,017
After 2 years but within 3 years	498,930
After 3 years but within 4 years	391,759
After 4 years but within 5 years	323,025
After 5 years	471,069

Total	3,758,033